Borrowings	12 Months Ended
Mar. 31, 2024
Borrowings [Abstract]
Borrowings
10. Borrowings:
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2023 and 2024.

	Millions of yen
	March 31
	2023	2024
Short-term borrowings (1) :
Commercial paper	¥299,993	¥224,801
Bank borrowings	176,708	81,692
Other	531,840	748,224

Total	¥1,008,541	¥1,054,717

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥3,502,383	¥4,074,720
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese Yen denominated	872,588	1,252,324
Non-Japanese Yen denominated	3,042,649	4,116,627
Floating-rate obligations:
Japanese Yen denominated	893,832	546,628
Non-Japanese Yen denominated	409,160	571,108
Index / Equity-linked obligations:
Japanese Yen denominated	918,693	946,400
Non-Japanese Yen denominated	346,292	418,622

	6,483,214	7,851,709

Subtotal	9,985,597	11,926,429

Trading balances of secured borrowings	413,613	525,686

Total	¥10,399,210	¥12,452,115

(1)	Includes secured borrowings of ¥97,481 million and ¥144,920 million as of March 31, 2023 and March 31, 2024 respectively.
(2)	Includes secured borrowings of ¥84,999 million and ¥187,692 million as of March 31, 2023 and March 31, 2024 respectively.
(3)	Includes secured borrowings of ¥742,267 million and ¥903,662 million as of March 31, 2023 and March 31, 2024 respectively.
Trading balances of secured borrowings
These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2023	2024
Debt issued by the Company	¥4,154,579	¥4,243,445
Debt issued by subsidiaries — guaranteed by the Company (1)	2,026,071	5,156,514
Debt issued by subsidiaries — not guaranteed by the Company (1)	4,218,560	3,052,156

Total	¥10,399,210	¥12,452,115

(1)	Includes trading balances of secured borrowings.
As of March 31, 2023, fixed-rate long-term borrowings mature between 2023 and 2067 with interest rates ranging from 0.00% to 42.44%. Floating-rate obligations, excluding perpetual subordinated debts, which are generally based on TIBOR, Tokyo Overnight Average rate and Secured Overnight Financing Rate, mature between 2023 and 2061 with interest rates ranging from 0.00% to 12.90%. Index / Equity-linked obligations mature between 2023 and 2053 with interest rates ranging from 0.00% to 28.20%.
As of March 31, 2024, fixed-rate long-term borrowings mature between 2024 and 2067 with interest rates ranging from 0.00% to 59.67%. Floating-rate obligations, excluding perpetual subordinated debts, which are generally based on TIBOR, Tokyo Overnight Average rate and Secured Overnight Financing Rate, mature between 2024 and 2062 with interest rates ranging from 0.00% to 13.18%. Index / Equity-linked obligations mature between 2024 and 2054 with interest rates ranging from 0.00% to 26.00%.
Certain borrowing agreements contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.
Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Debt securities and notes issued are typically converted to Tokyo Overnight Average rate and Secured Overnight Financing Rate-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.
The following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges, as of March 31, 2023 and 2024.

	March 31
	2023	2024
Short-term borrowings	1.23%	1.97%
Long-term borrowings	2.09%	3.09%
Fixed-rate obligations	2.40%	3.73%
Floating-rate obligations	2.08%	2.90%
Index / Equity-linked obligations	1.09%	1.05%

Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2024:

Year ending March 31	Millions of yen
2025	¥1,146,494
2026	2,148,270
2027	1,225,988
2028	942,368
2029	1,322,863
2030 and thereafter	5,140,446

Subtotal	11,926,429

Trading balances of secured borrowings	525,686

Total	¥12,452,115

Borrowing facilities
As of March 31, 2023 and 2024, Nomura had unutilized borrowing facilities of ¥nil and ¥nil, respectively.
Subordinated borrowings
As of March 31, 2023 and 2024, subordinated borrowings were ¥414,500 million and ¥414,500 million, respectively.